Summary Prospectus August 15, 2019	.

Wells Fargo Dynamic Target 2055 Fund

Class/Ticker: Class A: WTDQX - Class C: WTDRX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2019, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks total return over time, consistent with its strategic target allocation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 87 and 88 of the Prospectus and “Additional Purchase and Redemption Information” on page 78 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 123 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.15%	0.15%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	3.99%	3.99%
Acquired Fund Fees and Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	4.29%	5.04%
Fee Waivers	(3.61)%	(3.61)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.68%	1.43%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$640	$246	$146
3 Years	$1,490	$1,189	$1,189
5 Years	$2,352	$2,232	$2,232
10 Years	$4,560	$4,835	$4,835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent’s expected contribution to the overall risk and return of the universe is a function of that constituent’s factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

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The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation..

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Portfolio Asset Allocation

The following table provides the Fund’s target allocations to various underlying portfolios as of August 15, 2019.

Portfolio	Target Allocation[1]
Equity Securities	95.0%
Wells Fargo Factor Enhanced Large Cap Portfolio	45.6%
Wells Fargo Factor Enhanced International Portfolio	29.3%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.4%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.7%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	5.0%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	3.0%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.5%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%
1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund’s inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to

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reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 1st Quarter 2017	+6.26%
	Lowest Quarter: 4th Quarter 2018	-11.06%
Year-to-date total return as of 3/31/2019 is +10.52%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 11/30/2015
Class A (before taxes)	11/30/2015	-10.99%	N/A	3.91%
Class A (after taxes on distributions)	11/30/2015	-15.22%	N/A	1.42%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2015	-3.46%	N/A	2.82%
Class C (before taxes)	11/30/2015	-7.27%	N/A	5.13%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)		-7.97%	N/A	5.86%
Wells Fargo Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)[1]		N/A	N/A	N/A
1.	The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

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Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Christian L. Chan, CFA, Portfolio Manager / 2015

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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0893378/P3378

Summary Prospectus August 15, 2019	.

Wells Fargo Dynamic Target 2055 Fund

Class/Ticker: Class R4 - WTDTX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2019, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks total return over time, consistent with its strategic target allocation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	3.71%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	4.01%
Fee Waivers	(3.64)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.37%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$38
3 Years	$885
5 Years	$1,750
10 Years	$3,986

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent’s expected contribution to the overall risk and return of the universe is a function of that constituent’s factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

2

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation..

3

Portfolio Asset Allocation

The following table provides the Fund’s target allocations to various underlying portfolios as of August 15, 2019.

Portfolio	Target Allocation[1]
Equity Securities	95.0%
Wells Fargo Factor Enhanced Large Cap Portfolio	45.6%
Wells Fargo Factor Enhanced International Portfolio	29.3%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.4%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.7%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	5.0%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	3.0%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.5%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%
1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund’s inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to

4

reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R4 as of 12/31 each year
.	Highest Quarter: 1st Quarter 2017	+6.35%
	Lowest Quarter: 4th Quarter 2018	-10.92%
Year-to-date total return as of 3/31/2019 is +10.61%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	Performance Since 11/30/2015
Class R4 (before taxes)	11/30/2015	-5.18%	N/A	6.26%
Class R4 (after taxes on distributions)	11/30/2015	-9.77%	N/A	3.61%
Class R4 (after taxes on distributions and the sale of Fund Shares)	11/30/2015	0.18%	N/A	4.60%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)		-7.97%	N/A	5.86%
Wells Fargo Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)[1]		N/A	N/A	N/A
1.	The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available.

5

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Christian L. Chan, CFA, Portfolio Manager / 2015

Purchase and Sale of Fund Shares

Class R4 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R4 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R4 shares generally are not available to retail accounts.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R4: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R4: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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6

0894625/P4625

Summary Prospectus August 15, 2019	.

Wells Fargo Dynamic Target 2055 Fund

Class/Ticker: Class R6 - WTDUX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2019, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks total return over time, consistent with its strategic target allocation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	3.56%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	3.86%
Fee Waivers	(3.64)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.22%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$23
3 Years	$841
5 Years	$1,678
10 Years	$3,855

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds that invests in various master portfolios (“Underlying Funds”), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent’s expected contribution to the overall risk and return of the universe is a function of that constituent’s factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as “high yield bonds” or “junk bonds”), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund’s time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined “glide path,” which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors’ risk tolerance. The reallocation continues as the Fund’s target year approaches and for the first ten years afterward. The Fund’s target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund’s target year. During the ten-year period after the Fund’s target year, the Fund’s asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund’s risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund’s short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio’s effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio’s effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund’s portfolio managers may make changes to the Fund’s glide path and asset allocation..

Portfolio Asset Allocation

The following table provides the Fund’s target allocations to various underlying portfolios as of August 15, 2019.

Portfolio	Target Allocation[1]
Equity Securities	95.0%
Wells Fargo Factor Enhanced Large Cap Portfolio	45.6%
Wells Fargo Factor Enhanced International Portfolio	29.3%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.4%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.7%
Wells Fargo U.S. REIT Portfolio	0.0%
Fixed Income Securities	5.0%
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio	3.0%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.5%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.0%
1.	Target allocations may total more or less than 100% due to rounding.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund’s inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor’s investment in the Fund will provide income at, and through the years following, the target year in the Fund’s name in amounts adequate to meet the investor’s financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund’s target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year
.	Highest Quarter: 1st Quarter 2017	+6.35%
	Lowest Quarter: 4th Quarter 2018	-10.99%
Year-to-date total return as of 3/31/2019 is +10.73%

Average Annual Total Returns for the periods ended 12/31/2018
	Inception Date of Share Class	1 Year	5 Year	Performance Since 11/30/2015
Class R6 (before taxes)	11/30/2015	-5.18%	N/A	6.39%
Class R6 (after taxes on distributions)	11/30/2015	-9.83%	N/A	3.67%
Class R6 (after taxes on distributions and the sale of Fund Shares)	11/30/2015	0.20%	N/A	4.67%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)		-7.97%	N/A	5.86%
Wells Fargo Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)[1]		N/A	N/A	N/A
1.	The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2015 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016 Christian L. Chan, CFA, Portfolio Manager / 2015

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Link to Prospectus	Link to SAI

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6

0894677/P4677